CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS

NOTE 4 – CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS

a)   Cash and cash equivalents and Investments

	As of December 31,
Cash and cash equivalents	2024	2023
Cash and Banks (1)	148,497	241,607
Time deposits	128,033	94,416
Mutual funds	111,711	36,934
Government bonds at fair value through profit or loss	—	51,399
Total cash and cash equivalents	388,241	424,356

(1)    As of December 31, 2024, and 2023, includes restricted funds for $ 8,738 million ($10,657 million in current currency as of September 30, 2025) and $7,219 million ($19,173 million in current currency as of September 2025), respectively corresponding to the funds to be paid to customers.

Investments
Current
Government bonds at fair value through profit or loss	13,887	295,714
Time deposits	25,164	32,164
Mutual funds	1,910	1,380
	40,961	329,258
Non- current
Investments in associates and joint ventures(a)	16,597	63,273
2003 Telecommunications Fund	1	1
	16,598	63,274
Total investments	57,559	392,532

(a)	Information on Investments in associates and joint ventures is detailed below:

Financial position information:

				Percentage
				(direct and
				indirect) of
				capital stock
	Nature of			owned and	Valuation as	Valuation as
Companies	relationship	Main activity	Country	voting rights (%)	of 12.31.2024	of 12.31.2023
Ver TV (1) (3)	Associate	Community Closed-circuit television	Argentina	—	—	27,869
TSMA (1) (2) (3)	Associate	Community Closed-circuit television	Argentina	—	—	10,176
La Capital Cable (1)	Associate	Closed-circuit television	Argentina	50.00	5,746	5,974
OPH (1) (4) (5)	Joint venture	Holding	USA	50.00	10,851	19,254
Total					16,597	63,273

Earnings (loss) information:

	Years ended December 31,
	2024	2023	2022
Ver TV	(8,760)	(4,707)	3,415
TSMA	(190)	(2,191)	2,250
La Capital Cable	394	868	1,108
OPH	(4,221)	1,016	—
Costs related to the sale of Ver TV (Note 28.1)	(1,217)	—	—
Total	(13,994)	(5,014)	6,773

(1)	Data about the issuer arises from extra-accounting information.
(2)	As of December 31, 2023, despite owning a percentage higher than a 50% of interest, the Company did not have the control in accordance with the requirements of IFRS Accounting Standards.
(3)	During September 2024, the Company acquired an additional 49.9% equity interest in TSMA by exchanging 49% of its equity interest in Ver TV. For this transaction, the Company recognized a loss of $3,317 million. For more details, see Note 28.1).
(4)	In April 2023, the Company has acquired a 50% shareholding in OPH.
(5)	As of December 31, 2024, includes $(4,181) million of currency translation adjustments.

The evolution of investments in associates and joint ventures is as follows:

	As of December 31,
	2024	2023
At the beginning of the year	63,273	53,316
Losses for the year	(12,777)	(5,014)
Reduction of interest in associate	(28,482)	—
Dividends from associates	(1,236)	(3,268)
Acquisitions	—	18,239
Currency translation adjustments	(4,181)	—
At the end of the year	16,597	63,273

b)   Additional information on the consolidated statements of cash flows

Changes in assets/liabilities components:

	December 31,
Net (increase) decrease in assets	2024	2023	2022
Trade receivables	(318,136)	(472,662)	(273,436)
Other receivables	(99,147)	(238,618)	(186,882)
Inventories	(7,791)	(55,430)	(19,437)
	(425,074)	(766,710)	(479,755)
Net increase (decrease) in liabilities
Trade payables	25,491	898,403	457,736
Salaries and social security payables	101,965	192,455	156,676
Other taxes payables	78,874	116,793	(96,258)
Other liabilities and provisions	(9,027)	47,885	(4,988)
	197,303	1,255,536	513,166

Non-cash investing and financing activities

Main non-cash transactions from the consolidated statement of cash flows are the following:

		December 31,
Description	Classification of activities	2024	2023	2022
PP&E and intangible assets acquisition financed with accounts payable	Investing - Operating	248,072	367,134	227,548
Right of use assets acquisition owed	Investing - Financing	289,423	227,402	173,664
Joint ventures acquisition cancelled with government bonds	Investing - Investing	—	1,453	—
Other liabilities for acquisition of companies and joint ventures	Investing - Operating	—	10,431	5,036
Other receivables offset with acquisition of companies and joint ventures	Investing - Operating	10,162	—	—
Dividends payment made with investments not considered as cash and cash equivalents (See “Dividends paid”)	Investing - Financing	144,962	277,404	374,325
Trade payables cancelled with borrowings	Financing - Operating	28,571	90,582	88,797
Trade receivables cancelled with government bonds	Investing - Operating	—	—	5,551
Trade payables cancelled with government bonds	Investing - Operating	25,645	—	—
Exchange Notes	Financing - Financing	162,405	—	—
Transaction with non-controlling interest offset against other receivables	Financing - Operating	1,585	—	—
Dividend payable from subsidiaries	Financing - Operating	1,006	—	—

Dividends received from associates

Brief information on dividends received by the Company is provided below:

		Distributed amount			Dividends collected
				Current currency		Current currency
	Paying	Distribution	Currency of the	as of September 30,	Collection	as of September 30,
Year	Company	month	transaction date	2025	month	2025
2024	Ver TV	March, 2024	281	493	March, 2024	493
	Ver TV	June, 2024	70	104	June, 2024	104
	La Capital Cable	May, 2024	400	622	May, 2024	622
	TSMA	April, 2024	10	17	May, 2024	17
				1,236		1,236
2023	Ver TV	March, 2023	130	883	April, 2023	813
	Ver TV	November, 2023	217	722	November, 2023	722
	La Capital Cable	April, 2023	200	1,142	May, 2023	1,142
	TSMA	July, 2023	101	521	July, 2023	521
				3,268		3,198
2022	Ver TV	January, 2022	104	1,612	January, 2022	1,612
	TSMA	January, 2022	28	434	January, 2022	434
	La Capital Cable	September, 2022	343	3,327	October, 2022	3,040
				5,373		5,086

Dividends paid

Distribution of non-cash dividends

		Distributed amount
		Currency of the	Current currency as of
Year	Government Bonds and Nominal Value	transaction date	September 30, 2025
2024 (1)	2030 Global Bonds: US$145,602,795	115,725	144,962
2023 (2)	2030 Global Bonds: US$411,214,954	47,701	277,404
2022 (3)	2030 Global Bonds: US$411,145,986 2035 Global Bonds 2035: US$103,854,014	31,634	374,325

(1)	Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2024, on November 11, 2024, the Board of Directors resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends for $144,962 million.
(2)	Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2023, on May 3, 2023, the Board of Directors resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends for $277,404 million.
(3)	Pursuant to the powers delegated by Telecom Argentina’s Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2022, on June 2, 2022, the Board resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends for $ 374,325 million.

Dividends paid to non-controlling interests in subsidiaries

Brief information on cash dividends distributed and paid is provided below:

			Distributed amount
				Current currency		Dividends paid in
	Paying		Currency of the	as of September 30,		current currency
Year	company	Distribution month	transaction date	2025	Payment month	as of September 30, 2025
2024	Núcleo	April, 2024	6,468	10,410	April, 2024	10,410
		May, 2024	842	1,304	May, 2024	1,304
				11,714		11,714
	Personal Envíos	June, 2024	681	1,006		(*)
2023	Núcleo	August, 2023	2,326	10,677	August, 2023	10,677
						10,677
2022	Núcleo	April, 2022	804	10,510	May, 2022 / August, 2022	10,165
						10,165

(*)	As of December 31, 2024, these dividends are unpaid. The same converted at the closing exchange rate amount to $837 million.